Nature of Business Activities and Significant Accounting Policies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Nature of Business Activities and Significant Accounting Policies	Nature of Business Activities and Significant Accounting Policies
Nature of operations
Burke & Herbert Financial Services Corp. was organized as a Virginia corporation on September 14, 2022, to serve as the holding company for Burke & Herbert Bank & Trust Company (“the Bank”), together referred to as the “Company”. The Company commenced operations as a bank holding company on October 1, 2022, following a reorganization transaction in which it became the Bank’s holding company. This transaction was treated as an internal reorganization as all shareholders of the Bank became shareholders of the Company. As a bank holding company, the Company is subject to regulation and supervision by the Federal Reserve. The Company has no material operations and owns 100% of the Bank. The Bank is a Virginia chartered commercial bank that commenced operations in 1852. The Bank is supervised and regulated by the Federal Deposit Insurance Corporation (the “FDIC”) and the Bureau of Financial Institutions of the Virginia State Corporation Commission (the “Virginia BFI”).
The Bank’s primary market area includes northern Virginia, and it has over 20 branches throughout the Northern Virginia region and commercial loan offices in Fredericksburg, Loudoun County, and Richmond, Virginia, and in Bethesda, Maryland. The Company’s branch locations accept business and consumer deposits from a diverse customer base. The Company’s deposit products include checking, savings, and term certificate accounts. The Company’s loan portfolio includes commercial and consumer loans, a substantial portion of which are secured by real estate.
Basis of Presentation
The accompanying consolidated financial statements include Burke & Herbert Financial Services Corp. and its wholly owned subsidiary Burke & Herbert Bank & Trust Company and have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial reporting and with applicable quarterly reporting regulations of the U.S. Securities and Exchange Commission (“SEC”). The accounting and reporting policies of the Company conform to GAAP and reflect practices of the banking industry. They do not include all of the information and notes required by GAAP for complete financial statements. As such, these unaudited financial statements should be read in conjunction with the consolidated financial statements and notes thereto as of and for the year ending December 31, 2022, included in the Company’s Registration Statement on Form 10 filed with the SEC on February 28, 2023, as amended on April 4, 2023, April 20, 2023, and April 21, 2023, and as declared as effective by the SEC on April 21, 2023.
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions between the Company and the Bank have been eliminated. In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In the opinion of management, all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair presentation of the results of operations in these financial statements, have been made. The results of operations for the three months ended March 31, 2023, are not necessarily indicative of the results to be expected for any other interim period or for the full year. All amounts and disclosures included in this quarterly report as of December 31, 2022, were derived from the Company’s audited consolidated financial statements. Certain items in the prior period have been reclassified to conform to the current presentation. These reclassifications had no effect on prior year net income or on shareholders’ equity.
Adoption of new accounting standards
Derivatives and Hedging
On March 28, 2022, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2022-01, Derivatives and Hedging (Topic 815): Fair Value Hedging - Portfolio Layer Method. The purpose of this updated guidance is to further align risk management objectives with hedge accounting results on the application of the last-of-layer method, which was first introduced in ASU 2017-02, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. ASU 2022-01 is effective for public business entities for fiscal years beginning after December 15, 2022. ASU 2022-01 requires a modified retrospective transition method for basis adjustments in which the entity will recognize the cumulative effect of the change on the opening balance of each affected component of equity in the statement of financial position as of the date of adoption. The Company adopted this ASU on January 1, 2023, on a prospective basis; therefore, there was no impact to the consolidated financial statements.
Allowance for Credit Losses
On January 1, 2023, the Company adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), as amended, which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The CECL methodology requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, as well as future forecasts including reasonable and supportable forecasts and other forecast periods. CECL generally applies to financial assets measured at amortized cost and some off-balance sheet credit exposures, such as unfunded commitments to extend credit. Financial assets measured at amortized cost are presented as the net amount expected to be collected.
In addition, CECL made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities if management does not intend to sell and does not believe that it is more likely than not, they will be required to sell.
The Company adopted ASC 326 and all related subsequent amendments thereto effective January 1, 2023, using the modified retrospective approach for all financial assets measured at amortized cost and off-balance sheet credit exposures. The adoption of the new CECL standard resulted in a cumulative-effect adjustment that increased the allowance for credit losses for loans by $4.1 million and increased the allowance for unfunded commitments by $274.8 thousand. Retained earnings, net of deferred taxes, decreased by $3.4 million. Results for reporting periods beginning after January 1, 2023, are presented under ASU 2016-13, while prior period amounts continue to be reported in accordance with the incurred loss model under the previously applicable GAAP.
The following table illustrates the impact of the adoption of CECL, and the transition away from the incurred loss method, on January 1, 2023. The impact to the allowance for credit losses (“ACL”) is presented at the loan segment level (in thousands):

	January 1, 2023
	Reserves under Incurred Loss Model	Reserves under CECL Model	Impact of CECL Adoption
Financial Assets:
Commercial real estate	$15,477	$18,163	$2,686
Owner-occupied commercial real estate	635	629	(6)
Acquisition, construction & development	2,082	1,442	(640)
Commercial & industrial	438	675	237
Single family residential (1-4 units)	2,379	4,040	1,661
Consumer non-real estate and other	28	215	187
Unallocated reserve	—	—	—
Allowance for credit losses on loans	$21,039	$25,164	$4,125
Financial Liabilities:
Allowance for credit losses on off-balance sheet credit exposure	$—	$275	$275
The Company adopted ASC 326 using the prospective transition approach for debt securities for which other-than-temporary impairment had been recognized prior to January 1, 2023. As of December 31, 2022, the Company did not have any other-than-temporarily impaired investment securities. The Company did not record an ACL for securities upon adoption.
The Company elected not to measure an ACL for accrued interest receivable and instead elected to reverse interest income on loans or securities that are placed on non-accrual status, which is generally when the instrument is 90 days past due, or earlier if the Company believes the collection of interest is doubtful. The Company has concluded that this policy results in the timely reversal of uncollectible interest.
On January 1, 2023, the Company adopted ASU 2022-02, Financial Instruments - Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures. ASU 2022-02 addresses areas identified by the FASB as part of its implementation review of the credit losses standard (ASU 2016-13) that introduced the CECL model. The amendments eliminate the accounting guidance for troubled debt restructurings (“TDRs”) by creditors that have adopted the CECL model and enhance the disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, the amendments require that the Company disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. The Company adopted the standard prospectively, and it did not have a material impact on the financial statements.
Allowance for credit losses - available-for-sale debt securities
Management evaluates all available-for-sale (“AFS”) debt securities in an unrealized loss position on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. The Company first assesses whether it intends to sell or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income.
For AFS debt securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists, and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an ACL is recognized in other comprehensive income.
Changes in the ACL are recorded as credit loss expense (or recapture). Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met. At March 31, 2023, there was no ACL related to the AFS security portfolio. Refer to Note 2 - Securities in Notes to the Consolidated Financial Statements.
Allowance for credit losses - loans
The ACL represents an amount, which, in management’s judgment, reflects expected credit losses in the loan portfolio at the balance sheet date. The estimate for expected credit losses is based on the evaluation of the size and current risk characteristics of the loan portfolio, past events, current conditions, reasonable and supportable forecasts of future economic conditions, and prepayment experience as related to credit contractual term information. The ACL is measured and recorded upon the initial recognition of a financial asset. The ACL is reduced by charge-offs, net of recoveries of previous losses, and is increased or decreased by a provision for (or recapture of) credit losses, which is recorded in the Consolidated Statements of Income.
The ACL for expected credit losses is determined based on a quantitative assessment of two categories of loans: collectively evaluated loans and individually evaluated loans. In addition, the ACL also includes a qualitative component which adjusts the CECL model for risk factors that are not considered within the CECL model, but are relevant in assessing the expected credit losses within the loan portfolio.
The Company is using a remaining useful life or weighted average remaining maturity (“WARM”) methodology to estimate its current expected credit losses. For purposes of calculating reserves in collectively evaluated loans, ACL calculation segments the Company’s loan portfolio using federal call codes to group loans which share similar risk characteristics. In order to generate reasonable and supportable forecasts of loss rates over a two-year period, the ACL calculation utilizes macroeconomic variable loss drivers, which may include aggregate macroeconomic indicators pertaining to such items as equity market conditions or interest rates, as well as other variables that are portfolio-specific, such as those that pertain to the commercial real estate or residential loan portfolios. A straight-line reversion technique is used for the following four quarters, and in following quarters, the ACL calculation reverts to historical average loss rates.
Based on management’s analysis, adjustments may be applied for additional factors impacting the risk of loss in the loan portfolio beyond information used to calculate reasonable and supportable, reversion and post-reversion period forecasts on collectively evaluated loans. As the reasonable and supportable and reversion period forecasts reflect the use of the macroeconomic variable loss drivers, management may consider that an additional or reduced reserve is warranted through qualitative risk factors based on current and expected conditions, including those that utilize supplemental information relative to the macroeconomic variable loss drivers. Many of these qualitative risk factors considered by management are comparable to legacy factors prior to the adoption of CECL and include the following:
•Nature and volume of loans;
•Concentrations of credit;
•Delinquency trends;
•Experience, ability, and depth of management and lending staff; and
•Quality of loan review system.
Loans that do not share similar risk characteristics are evaluated on an individual basis and are excluded from the collective evaluation for the ACL. Loans identified to be individually evaluated under CECL include loans on non-accrual status and may include accruing loans that do not share similar risk characteristics to other accruing loans collectively evaluated. A specific reserve analysis is applied to the individually evaluated loans, which considers collateral value, an observable market price, or the present value of the expected future cash flows. A specific reserve may be assigned if the measured value of the loan using one of the before mentioned methods is less than the current carrying value of the loan.
Under CECL, for collateral-dependent loans, the Company has adopted the practical expedient to measure the ACL based on the fair value of the collateral. A loan is considered collateral-dependent when the Company determines foreclosure is probable or the borrower is experiencing financial difficulty and the Company expects repayment to be provided substantially through the operation or sale of the collateral. Collateral could be in the form of real estate, equipment, or business assets. An ACL may result for a collateral-dependent loan if the fair value of the underlying collateral, as of the reporting date, adjusted for expected costs to repair or sell, was less than the amortized cost basis of the loan. If repayment of the loan is instead dependent only on the operation, rather than the sale of the collateral, the measure of the ACL does not incorporate estimated costs to sell. For loans analyzed on the basis of projected future principal and interest cash flows, the Company will discount the expected cash flows at the effective interest rate of the loan, and an ACL would result if the present value of the expected cash flows was less than the amortized cost basis of the loan. When the discounted cash flow method is used to determine the ACL, management does not adjust the effective interest rate used to discount cash flows to incorporate expected prepayments.
Allowance for credit losses on off-balance sheet credit exposures
On a quarterly basis, the Company estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The ACL on off-balance sheet credit exposures is adjusted through the provision for credit losses on the Consolidated Statements of Income. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life by loan segment at each balance sheet date under the CECL model using the same methodology as the loan portfolio. The ACL for unfunded commitments is included in accrued interest and other liabilities on the Company’s Consolidated Balance Sheets.
Accrued Interest Receivable
The Company has elected to exclude accrued interest from the amortized cost basis in its determination of the ACL and elected the policy to write-off accrued interest receivable directly through the reversal of interest income. Accrued interest receivable totaled $7.5 million on loans and totaled $7.9 million on AFS securities at March 31, 2023 , and is included in accrued interest receivable on the Company’s Consolidated Balance Sheets.
Nature of Business Activities and Significant Accounting Policies
Nature of operations
Burke & Herbert Financial Services Corp. was organized as a Virginia corporation on September 14, 2022, to serve as the holding company for Burke & Herbert Bank & Trust Company (“the Bank”), together referred to as the “Company”. The Company commenced operations as a bank holding company on October 1, 2022, following a reorganization transaction in which it became the Bank’s holding company. This transaction was treated as an internal reorganization as all shareholders of the Bank became shareholders of the Company. As a bank holding company, the Company is subject to regulation and supervision by the Federal Reserve. The Company has no material operations and owns 100% of the Bank. The Bank is a Virginia chartered commercial bank that commenced operations in 1852. The Bank is supervised and regulated by the Federal Deposit Insurance Corporation (the “FDIC”) and the Bureau of Financial Institutions of the Virginia State Corporation Commission (the “Virginia BFI”).
The Bank’s primary market area includes northern Virginia, and it has over 20 branches throughout the Northern Virginia region and commercial loan offices in Fredericksburg, Loudoun County, and Richmond, Virginia, and in Bethesda, Maryland. The Company’s branch locations accept business and consumer deposits from a diverse customer base. The Company’s deposit products include checking, savings, and term certificate accounts. The Company’s loan portfolio includes commercial and consumer loans, a substantial portion of which are secured by real estate.
Basis of Presentation
The accompanying consolidated financial statements include Burke & Herbert Financial Services Corp. and its wholly owned subsidiary Burke & Herbert Bank & Trust Company and have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial reporting and with applicable quarterly reporting regulations of the U.S. Securities and Exchange Commission (“SEC”). The accounting and reporting policies of the Company conform to GAAP and reflect practices of the banking industry. They do not include all of the information and notes required by GAAP for complete financial statements. As such, these unaudited financial statements should be read in conjunction with the consolidated financial statements and notes thereto as of and for the year ending December 31, 2022, included in the Company’s Registration Statement on Form 10 filed with the SEC on February 28, 2023, as amended on April 4, 2023, April 20, 2023, and April 21, 2023, and as declared as effective by the SEC on April 21, 2023.
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions between the Company and the Bank have been eliminated. In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In the opinion of management, all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair presentation of the results of operations in these financial statements, have been made. The results of operations for the three and six months ended June 30, 2023, are not necessarily indicative of the results to be expected for any other interim period or for the full year. All amounts and disclosures included in this quarterly report as of December 31, 2022, were derived from the Company’s audited consolidated financial statements. Certain items in the prior period have been reclassified to conform to the current presentation. These reclassifications had no effect on prior year net income or on shareholders’ equity.
Adoption of new accounting standards
Derivatives and Hedging
On March 28, 2022, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2022-01, Derivatives and Hedging (Topic 815): Fair Value Hedging - Portfolio Layer Method. The purpose of this updated guidance is to further align risk management objectives with hedge accounting results on the application of the last-of-layer method, which was first introduced in ASU 2017-02, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. ASU 2022-01 is effective for public business entities for fiscal years beginning after December 15, 2022. ASU 2022-01 requires a modified retrospective transition method for basis adjustments in which the entity will recognize the cumulative effect of the change on the opening balance of each affected component of equity in the statement of financial position as of the date of adoption. The Company adopted this ASU on January 1, 2023; therefore, there was no impact to the consolidated financial statements.
Allowance for Credit Losses
On January 1, 2023, the Company adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), as amended, which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The CECL methodology requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, as well as future forecasts including reasonable and supportable forecasts and other forecast periods. CECL generally applies to financial assets measured at amortized cost and some off-balance sheet credit exposures, such as unfunded commitments to extend credit. Financial assets measured at amortized cost are presented as the net amount expected to be collected.
In addition, CECL made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities if management does not intend to sell and does not believe that it is more likely than not, they will be required to sell.
The Company adopted ASC 326 and all related subsequent amendments thereto effective January 1, 2023, using the modified retrospective approach for all financial assets measured at amortized cost and off-balance sheet credit exposures. The adoption of the new CECL standard resulted in a cumulative-effect adjustment that increased the allowance for credit losses for loans by $4.1 million and increased the allowance for unfunded commitments by $274.8 thousand. Retained earnings, net of deferred taxes, decreased by $3.4 million. Results for reporting periods beginning after January 1, 2023, are presented under ASU 2016-13, while prior period amounts continue to be reported in accordance with the incurred loss model under the previously applicable GAAP.
The following table illustrates the impact of the adoption of CECL, and the transition away from the incurred loss method, on January 1, 2023. The impact to the allowance for credit losses (“ACL”) is presented at the loan segment level (in thousands):

	January 1, 2023
	Reserves under Incurred Loss Model	Reserves under CECL Model	Impact of CECL Adoption
Financial Assets:
Commercial real estate	$15,477	$18,163	$2,686
Owner-occupied commercial real estate	635	629	(6)
Acquisition, construction & development	2,082	1,442	(640)
Commercial & industrial	438	675	237
Single family residential (1-4 units)	2,379	4,040	1,661
Consumer non-real estate and other	28	215	187
Unallocated reserve	—	—	—
Allowance for credit losses on loans	$21,039	$25,164	$4,125
Financial Liabilities:
Allowance for credit losses on off-balance sheet credit exposure	$—	$275	$275
The Company adopted ASC 326 using the prospective transition approach for debt securities for which other-than-temporary impairment had been recognized prior to January 1, 2023. As of December 31, 2022, the Company did not have any other-than-temporarily impaired investment securities. The Company did not record an ACL for securities upon adoption.
The Company elected not to measure an ACL for accrued interest receivable and instead elected to reverse interest income on loans or securities that are placed on non-accrual status, which generally occurs when the instrument is 90 days past due, or earlier if the Company believes the collection of interest is doubtful. The Company has concluded that this policy results in the timely reversal of uncollectible interest.
On January 1, 2023, the Company adopted ASU 2022-02, Financial Instruments - Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures. ASU 2022-02 addresses areas identified by the FASB as part of its implementation review of the credit losses standard (ASU 2016-13) that introduced the CECL model. The amendments eliminate the accounting guidance for troubled debt restructurings (“TDRs”) by creditors that have adopted the CECL model and enhance the disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, the amendments require that the Company disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. The Company adopted the standard prospectively, and it did not have a material impact on the financial statements.
Allowance for credit losses - available-for-sale debt securities
Management evaluates all available-for-sale (“AFS”) debt securities in an unrealized loss position on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. The Company first assesses whether it intends to sell or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income.
For AFS debt securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists, and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an ACL is recognized in other comprehensive income.
Changes in the ACL are recorded as credit loss expense (or recapture). Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met. At June 30, 2023, there was no ACL related to the AFS security portfolio. Refer to Note 2 - Securities in Notes to the Consolidated Financial Statements.
Allowance for credit losses - loans
The ACL represents an amount, which, in management’s judgment, reflects expected credit losses in the loan portfolio at the balance sheet date. The estimate for expected credit losses is based on the evaluation of the size and current risk characteristics of the loan portfolio, past events, current conditions, reasonable and supportable forecasts of future economic conditions, and prepayment experience as related to credit contractual term information. The ACL is measured and recorded upon the initial recognition of a financial asset. The ACL is reduced by charge-offs, net of recoveries of previous losses, and is increased or decreased by a provision for (or recapture of) credit losses, which is recorded in the Consolidated Statements of Income.
The ACL for expected credit losses is determined based on a quantitative assessment of two categories of loans: collectively evaluated loans and individually evaluated loans. In addition, the ACL also includes a qualitative component which adjusts the CECL model for risk factors that are not considered within the CECL model, but are relevant in assessing the expected credit losses within the loan portfolio.
The Company is using a remaining useful life or weighted average remaining maturity (“WARM”) methodology to estimate its current expected credit losses. For purposes of calculating reserves in collectively evaluated loans, the ACL calculation segments the Company’s loan portfolio using federal call codes to group loans which share similar risk characteristics. In order to generate reasonable and supportable forecasts of loss rates over a two-year period, the ACL calculation utilizes macroeconomic variable loss drivers, which may include aggregate macroeconomic indicators pertaining to such items as equity market conditions or interest rates, as well as other variables that are portfolio-specific, such as those that pertain to the commercial real estate or residential loan portfolios. A straight-line reversion technique is used for the following four quarters, and in following quarters, the ACL calculation reverts to historical average loss rates.
Based on management’s analysis, adjustments may be applied for additional factors impacting the risk of loss in the loan portfolio beyond information used to calculate reasonable and supportable, reversion and post-reversion period forecasts on collectively evaluated loans. As the reasonable and supportable and reversion period forecasts reflect the use of the macroeconomic variable loss drivers, management may consider that an additional or reduced reserve is warranted through qualitative risk factors based on current and expected conditions, including those that utilize supplemental information relative to the macroeconomic variable loss drivers. Many of these qualitative risk factors considered by management are comparable to legacy factors prior to the adoption of CECL and include the following:
•Nature and volume of loans;
•Concentrations of credit;
•Delinquency trends;
•Experience, ability, and depth of management and lending staff; and
•Quality of loan review system.
Loans that do not share similar risk characteristics are evaluated on an individual basis and are excluded from the collective evaluation for the ACL. Loans identified to be individually evaluated under CECL include loans on non-accrual status and may include accruing loans that do not share similar risk characteristics to other accruing loans collectively evaluated. A specific reserve analysis is applied to the individually evaluated loans, which considers collateral value, an observable market price, or the present value of the expected future cash flows. A specific reserve may be assigned if the measured value of the loan using one of the before mentioned methods is less than the current carrying value of the loan.
Under CECL, for collateral-dependent loans, the Company has adopted the practical expedient to measure the ACL based on the fair value of the collateral. A loan is considered collateral-dependent when the Company determines foreclosure is probable or the borrower is experiencing financial difficulty and the Company expects repayment to be provided substantially through the operation or sale of the collateral. Collateral could be in the form of real estate, equipment, or business assets. An ACL may result for a collateral-dependent loan if the fair value of the underlying collateral, as of the reporting date, adjusted for expected costs to repair or sell, was less than the amortized cost basis of the loan. If repayment of the loan is instead dependent only on the operation, rather than the sale of the collateral, the measure of the ACL does not incorporate estimated costs to sell. For loans analyzed on the basis of projected future principal and interest cash flows, the Company will discount the expected cash flows at the effective interest rate of the loan, and an ACL would result if the present value of the expected cash flows was less than the amortized cost basis of the loan. When the discounted cash flow method is used to determine the ACL, management does not adjust the effective interest rate used to discount cash flows to incorporate expected prepayments.
Allowance for credit losses on off-balance sheet credit exposures
On a quarterly basis, the Company estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The ACL on off-balance sheet credit exposures is adjusted through the provision for credit losses on the Consolidated Statements of Income. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life by loan segment at each balance sheet date under the CECL model using the same methodology as the loan portfolio. The ACL for unfunded commitments is included in accrued interest and other liabilities on the Company’s Consolidated Balance Sheets.
Accrued Interest Receivable
The Company has elected to exclude accrued interest from the amortized cost basis in its determination of the ACL and elected the policy to write-off accrued interest receivable directly through the reversal of interest income. Accrued interest receivable totaled $7.7 million on loans and totaled $7.4 million on AFS securities at June 30, 2023, and is included in accrued interest receivable on the Company’s Consolidated Balance Sheets.
Nature of Business Activities and Significant Accounting Policies
Nature of operations and principles of consolidation
The consolidated financial statements include Burke & Herbert Financial Services Corp. and its wholly owned subsidiary Burke & Herbert Bank & Trust Company (“the Bank”), together referred to as “the Company.” Intercompany transactions and balances are eliminated in consolidation.
Burke & Herbert Financial Services Corp. was organized as a Virginia corporation in 2022 to serve as the holding company for Burke & Herbert Bank & Trust Company. The Company commenced operations as a bank holding company on October 1, 2022 following a reorganization transaction in which it became the Bank’s holding company. This transaction was treated as an internal reorganization as all shareholders of the Bank became shareholders of the Company. As a bank holding company, the Company is subject to regulation and supervision by the Federal Reserve. The Company has no material operations and owns 100% of the Bank.
The Bank’s primary market area includes northern Virginia and it has over 20 branches throughout the Northern Virginia region and commercial loan offices in Fredericksburg, Loudoun County, and Richmond, Virginia, and in Bethesda, Maryland. The Company’s branch locations accept business and consumer deposits from a diverse customer base. The Company’s deposit products include checking, savings, and term certificate accounts. The Company’s loan portfolio includes commercial and consumer loans, a substantial portion of which are secured by real estate.
A summary of the Company’s significant accounting policies follows:
Subsequent events
The Company has evaluated subsequent events for recognition and disclosure through February 24, 2023, which is the date the financial statements were available to be issued.
Use of estimates
To prepare financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”), management makes estimates and assumptions based on available information that affects the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Cash, cash equivalents and cash flows
For purposes of reporting cash flows, cash and cash equivalents include cash on hand and amounts due from banks, including cash items in process of clearing with maturities fewer than 90 days. Cash flows from loans, federal funds purchased and sold, securities sold under agreements to repurchase and deposits are reported on a net basis.
Restriction on cash
No reserve balances were required at December 31, 2022 and December 31, 2021. There was no reserve requirement with the Federal Reserve as of December 31, 2022 or December 31, 2021.
Debt & equity securities
Management determines the appropriate classification of debt securities at the time of purchase. Debt securities that the Company has both the positive intent and ability to hold to maturity are classified as held to maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts. Debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity, are classified as available-for-sale and are reported at fair value. Unrealized gains and losses on investments classified as available-for-sale have been accounted for as a separate component of accumulated other comprehensive income or loss, net of the related deferred tax effect. Amortization of premiums and accretion of discounts are recognized in interest income over the terms of the securities. Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.
Management evaluates debt securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For debt securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a debt security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized costs and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the statements of income and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.
Equity securities are carried at fair value with changes in fair value reported in net income. Equity securities without readily determinable fair values are carried at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical, or a similar, investment.
Due to the nature of, and restrictions placed upon, certain equity securities that have been classified as restricted stock and are carried at cost. These equity securities are not subject to the classifications above.
Loans held for sale
Loans held for sale are those loans the Company has the intent to sell in the foreseeable future. The Company has elected to use the fair value accounting option (“FVO”) for loans held for sale. Gains and losses on sales of loans are recognized at settlement dates and are determined by the difference between the sales proceeds and the fair value of the loans. All sales are made without recourse and are sold with servicing released.
Loan commitments and related financial instruments
Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.
Mortgage banking
The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (interest rate lock commitments). Interest rate lock commitments on mortgage loans to be held for sale are accounted for as free standing derivatives. The period of time between issuance of a loan commitment and closing and sale of the loan generally ranges from 15 to 90 days. The Company protects itself from changes in interest rates through the use of best efforts forward delivery commitments, whereby the Company commits to sell a loan at the time the borrower commits to an interest rate with the intent that the buyer has assumed interest rate risk on the loan. As a result, the Company is not exposed to significant losses nor will it realize significant gains related to rate lock commitments due to changes in interest rates. The Company has elected to use the FVO for best effort forward sales commitments.
Derivatives
At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company’s intentions and belief as to the likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (3) an instrument with no hedging designation (“stand-alone derivative”). For a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in current earnings as respective fair values change. For a cash flow hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. Changes in the fair value of derivatives not designated or that do not qualify for hedge accounting are reported currently in earnings as non-interest income.
Accrued settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense based on the item being hedged. Accrued settlements on derivatives not designated or that do not qualify for hedge accounting are reported in non-interest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.
The Company formally documents the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. The Company discontinues hedge accounting when it determines that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.
When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded as non-interest income. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still probable of occurring, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods which the hedged transactions will affect earnings.
Loans
The Company loan portfolio segments include (i) commercial real estate, (ii) single family residential (1-4 units), (iii) owner-occupied commercial real estate, (iv) acquisition, construction and development, (v) commercial & industrial, and (vi) consumer non-real estate and other.
Risk factors evaluated include the economic environment’s impact on each portfolio segment and the following specific risk factors:
•Commercial real estate loans carry risk associated with either the net operating income generated from the lease of the real estate collateral or income generated from the sale of the collateral. Other risk factors include the credit-worthiness of the sponsor and the value of the collateral.
•Single family residential (1-4 units) loans for consumer purposes carry risk associated with the continued credit-worthiness of the borrower and the value of the collateral. Single family residential (1-4 units) loans for investment purposes carry risk associated with the continued credit-worthiness of the borrower, the value of the collateral, and either the net operating income generated from the lease of the real estate collateral or income generated from the sale of the collateral.
•Owner-occupied commercial real estate loans carry risk associated with the operations of the business that occupies the property and the value of the collateral.
•Acquisition, construction and development loans carry risk associated with the credit-worthiness of the borrower, project completion within budget, sale after completion, and the value of the collateral.
•Commercial & industrial loans carry risk associated with the operations of the business and the value of the collateral, if any.
•Consumer non-real estate and other loans carry risk associated with the credit-worthiness of the borrower and the value of the collateral, if any.
The Company’s recorded investments in loans that management has the intent and ability to hold for the foreseeable future, until maturity or until pay-off, generally are reported at their outstanding unpaid principal balances, adjusted for partial charge-offs, the allowance for loan losses, and any deferred fees and costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the related loan yield using the interest method without anticipating prepayments.
For all portfolio segments, the accrual of interest is discontinued at the time a loan becomes 90 days delinquent, unless the credit is well-secured and in process of collection. Loans also are placed on nonaccrual if collection of principal or interest is considered impaired. All interest accrued, but not received, for loans placed on non-accrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method until qualifying for return to accrual. Under the cost-recovery method, interest income is not recognized until the loan balance is reduced to zero. Under the cash-basis method, interest income is recorded when the payment is received in cash. For all portfolio segments, loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and a history of on-time payments has again been established.
Concentrations of credit
Substantially all of the Company’s loans, commitments, and standby letters of credit have been granted to customers in the Company’s market area. Such customers are general depositors of the Company. Some investments in state and municipal securities also involve governmental entities within the Company’s market area. The distribution of commitments to extend credit approximates the distribution of loans outstanding. Standby letters of credit are granted primarily to commercial borrowers.
Troubled debt restructuring (“TDR”)
Loans are classified as a TDR, if a concession was granted in connection with the modification, for legal or economic reasons, related to the debtor’s financial difficulties. Management strives to identify borrowers in financial difficulty early and work with them to modify their loan to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of collateral. In cases where borrowers are granted new terms that provided for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for any impaired loans.
Troubled debt restructurings are individually evaluated for impairment and included in the separately identified impairment disclosures. TDRs are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For TDRs that subsequently default, the Company determines the amount of the allowance on that loan in accordance with the accounting policy for the allowance for loan losses on loans individually identified as impaired. The Company incorporates recent historical experience related to TDRs, including the performance of TDRs that subsequently default, into the calculation of the allowance by loan portfolio segment.
The Company is monitoring COVID-19 related modifications. If loans within this population require subsequent modifications, including payment extensions beyond six months, the Company will consider the borrower’s financial status at the time of the request and the effect of all modifications, past and requested, on the loan. If the borrower is deemed to be in financial difficulty that is not short-term and the impact of all modifications is considered to amount to a concession under U.S. GAAP, the loan will be designated a TDR. The Company is also monitoring the COVID-19 related modification population to determine whether other credit-related action should be taken, possibly including downgrading credit risk ratings, designating as nonaccrual, or determining a charge-off.
Allowance for loan losses
The allowance for loan losses is established to absorb probable losses inherent in outstanding loans through a provision for loan losses charged to earnings. Credit losses are charged against the allowance. Subsequent recoveries, if any, are credited to the allowance.
The allowance for loan losses is evaluated on a quarterly basis by management and is based upon (i) past loan loss experience for each portfolio segment as adjusted by environmental factors plus a risk adjustment based on the risk rating of the loan, and (ii) a loan by loan analysis of all other loans which are rated as either in a nonaccrual status or classified as troubled debt restructuring. Loan ratings include:
•Pass-rated loans include all loans which are considered to be either high quality, good quality or acceptable quality. Borrowers have an acceptable financial condition with demonstrated repayment ability.
•Special mention loans have potential developing weaknesses that deserve extra attention. If the developing weakness is not corrected or mitigated, there may be deterioration in the ability of the borrower to repay.
•Substandard is a regulatory classification. Loans rated substandard are considered to have well-defined weakness and there is a possibility that some future loss will be sustained if such weakness is not corrected.
•Doubtful is a regulatory classification. Loans rated doubtful have all of the weaknesses inherent in those rated substandard, with the added characteristic that the severity of the weaknesses makes collection or liquidation in full highly questionable. The probability of some loss is high.
•Loss represents a classification for loans which are considered uncollectible and are in the process of being charged off.
Historical credit losses for each portfolio segment are adjusted by environmental factors which include (i) changes in lending policies and procedures, including underwriting standards, and collection, charge-off, and recovery practices; (ii) changes in national and local economic and business conditions, including the conditions of various market segments; (iii) changes in the nature and volume of the portfolio; (iv) changes in the experience, ability, and depth of lending management and staff; (v) changes in the volume and severity of past due and classified loans and the volume of nonaccruals, troubled debt restructurings, and other loan modifications; (vi) changes in the quality of the Company’s loan review system and the degree of oversight by the Company’s Board; (vii) the existence and effect of any concentrations of credit and changes in the level of such concentrations; and (viii) the effect of external factors, such as competition and legal and regulatory requirements, on the level of estimated credit losses in the Company’s current portfolio. This evaluation is inherently subjective since it requires estimates that are susceptible to significant revision as additional information becomes available or as economic conditions change.
Impaired, collateral dependent loans may be charged down to the net realizable value of the collateral. Alternatively, a specific allowance may be established when the discounted cash flows (or collateral value of observable market price) of the impaired loan are less than the carrying value of that loan.
For all portfolio segments, a loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. For all portfolio segments, a loan is charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed.
Premises and equipment
Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives up to 40 years. Furniture, fixtures and equipment are depreciated using the straight-line method (or accelerated) method with useful lives ranging from 3 to 10 years. Maintenance and repairs are charged to expense as incurred and major improvements are capitalized.
Company-owned life insurance
The Company has purchased life insurance policies on certain employees. Company-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.
Transfers of financial assets
Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.
Other real estate owned (OREO)
Assets acquired through foreclosure or other proceedings are initially recorded at fair value at the date of foreclosure less estimated costs of disposal, which establishes a new cost. After foreclosure, valuations periodically are performed by management and the foreclosed assets held for sale are carried at the lower of cost or fair value less estimated costs of disposal. Any write-down to fair value at the time of transfer to foreclosed assets is charged to the allowance for loan losses. All subsequent gains on sale, losses on sale, and additional write-downs are included in net gains/(losses) on other real estate owned. Revenue and expenses from the operations of foreclosed assets are included in other non-interest income and other operating expenses.
Income taxes
The Company accounts for income taxes in accordance with income tax accounting guidance. The Company has adopted the accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.
The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.
Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more likely than not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more likely than not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.
The Company recognizes interest and penalties on income taxes as a component of income tax expense.
Employee benefits
The Company has a noncontributory defined benefit pension plan that was frozen to new participants on June 1, 2005. The Company also has a defined contribution plan (The Investment and Savings Plan) with a salary deferral provision, which covers all employees in the month following their date of hire if they have reached the age of 18. The Company’s funding policy for the defined benefit plan is to make annual contributions to the Plan in amounts that are determined based on actuarial valuations and recommendations and which meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974.
Authoritative accounting literature requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. The funded status of a benefit plan will be measured as the difference between plan assets at fair value and the benefit obligation. For a pension plan, the benefit obligation is the projected benefit obligation. For any other postretirement plan, the benefit obligation is the accumulated postretirement benefit obligation. Authoritative accounting literature also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet. The guidance also requires additional disclosure in the notes to financial statements about certain effects on net periodic benefit cost for the next fiscal year that arise from delayed recognition of the gains or losses, prior service costs or credits, and transition asset or obligation.
Per share data
The Company’s capital structure includes a stock-based compensation plan, which may be dilutive to earnings per share (“EPS”). Basic EPS is calculated by dividing net income by the weighted average number of shares outstanding during the year. Diluted EPS is calculated by assuming dilution of common shares and adjusting net income for compensation cost attributable to the stock-based compensation plan.
Trust assets and fees
Assets of the trust department, other than trust cash on deposit at the Company, are not included in these financial statements because they are not assets of the Company. Trust fees are recognized in income using the accrual method.
Loss contingencies
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.
Comprehensive income (loss)
Comprehensive income (loss) consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available-for-sale, unrealized gains and losses on cash flow hedges, and changes in the funded status of the pension plan, which are also recognized as separate components of equity.
Leases
Lease liabilities represent the Company’s obligation to make lease payments and are presented at each reporting date as the net present value of the remaining contractual cash flows. Cash flows are discounted at the Company’s incremental borrowing rate in effect at the commencement date of the lease. Right-of-use assets represent the Company’s right to use the underlying asset for the lease term and are calculated as the sum of the lease liability and if applicable, prepaid rent, initial direct costs and any incentives received from the lessor.
Fair value of financial instruments
Fair values of financial instruments are estimated using relevant market information and other assumptions. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.
Stock-based compensation
Compensation cost is recognized for equity awards issued to employees and directors, based on the fair value of these awards at the date of grant using an observable market price. The Company classifies stock awards as equity. Compensation cost is recognized over the required service period on a straight-line basis. The Company’s accounting policy is to recognize forfeitures as they occur.
Segment reporting
The Company operates in one segment – Community Banking and the financial performance of this one segment is used to make resource allocations and performance decisions. While the chief decision-maker monitors the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Individual operating results are not reviewed by senior management to make resource allocation or performance decisions. Therefore, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.
Reclassifications
Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassifications had no effect on prior year net income or shareholder’s equity.
Recent Accounting Pronouncements
The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-13: Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments to replace the incurred loss model for loans and other financial assets with an expected credit loss (“CECL”) model. The CECL model is applicable to the measurement of credit losses on financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in certain leases recognized by a lessor. In addition, the amendments in Topic 326 require credit losses on available-for-sale to be presented as a valuation allowance rather than as a direct write-down (e.g. OTTI). The FASB has issued multiple updates to ASU 2016-13 as codified in Topic 326, including ASUs 2019-04, 2019-05, 2019-10, 2019-11, 2020-02, and 2020-03. These ASUs have provided for various minor technical corrections and improvements to the codification as well as other transition matters.
The Company as an EGC filer that is taking advantage of the extended transition period, we plan to adopt the standard for fiscal years, and interim periods within those years, beginning after December 15, 2022. Absent this extended transition period, SEC filers were required to adopt this standard for fiscal years beginning after December 15, 2019. As part of the Company’s implementation efforts, we have engaged a third-party vendor, reconciled historical loan, charge-off and recovery data and determined segmentation of the loan portfolio for application of the current expected credit losses calculation. The Company has also designed calculation methodologies under the new guidance and have engaged an external vendor to perform model validation. The Company is currently designing appropriate controls and management review prior to the adoption of the standard.
The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition. Upon transition:
•the Company does not expect an impact to its debt securities based on not having any debt security classified as held-to-maturity and having no OTTI on our existing portfolio of debt securities.
•for all other assets within the scope of CECL, a cumulative-effect adjustment will be recognized in retained earnings as of the beginning of the first reporting period in which the guidance is effective.
Subsequently, the FASB issued ASU 2022-02, Financial Instruments - Credit Losses - (Topic 326) - Troubled Debt Restructurings and Vintage Disclosures, which eliminates the recognition and measurement guidance for TDRs by creditors in ASC 310-40. This Update also enhances disclosure requirements for certain loan restructurings by creditors when a borrower is experiencing financial difficulty. Specifically, rather than applying the recognition and measurement guidance for a TDRs, an entity will apply the loan refinancing and restructuring guidance to determine whether a modification or other form of restructuring results in a new loan or a continuation of an existing loan. The effective date for the amendments in this Update are the same as the effective dates in Update 2016-13. This Update requires prospective transition for the disclosures related to loan restructurings for borrowers experiencing financial difficulty and the presentation of gross write-offs in the vintage disclosures. The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition.
In March 2020, the FASB issued ASU No. 2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. These amendments provide temporary optional guidance to ease the potential burden in accounting for reference rate reform. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. It is intended to help stakeholders during the global market-wide reference rate transition period. The guidance is effective for all entities as of March 12, 2020 through December 31, 2022.
Subsequently, in January 2021, the FASB issued ASU No. 2021-01: Reference Rate Reform (Topic 848): Scope. This ASU clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The ASU also amends the expedients and exceptions in Topic 848 to capture the incremental consequences of the scope clarification and to tailor the existing guidance to derivative instruments affected by the discounting transition. An entity may elect to apply ASU No. 2021-01 on contract modifications that change the interest rate used for margining, discounting, or contract price alignment retrospectively as of any date from the beginning of the interim period that includes March 12, 2020, or prospectively to new modifications from any date within the interim period that includes or is subsequent to January 7, 2021, up to the date that financial statements are available to be issued. The Company does not believe this will have material impacts on its financial statements.
An entity may elect to apply ASU No. 2021-01 to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020, and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. The Company has limited exposure to the number of loans tied to LIBOR and these loans are in process of being modified through modifications to the relevant legal agreements. For any new loans, the Company is using an alternative rate as an index. ASU 2020-01 will not have material impact on the Company.